Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill - Schedule of Goodwill
USD'000	IoT Segment	Total
Goodwill balance as at December 31, 2021	8,317	8,317
Goodwill acquired during the year	-	-
Impairment losses	-	-
As at December 31, 2022
Goodwill	8,317	8,317
Accumulated impairment losses	-	-
Goodwill balance as at December 31, 2022	8,317	8,317
Goodwill acquired during the year	-	-
Impairment losses	-	-
As at June December 31, 2023
Goodwill	8,317	8,317
Accumulated impairment losses	-	-
Goodwill balance as at December 31, 2023	8,317	8,317